Harbor Human Capital Factor US Small Cap ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Harbor Human Capital Factor US Small Cap ETF | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	8.40%	4.04%